GENERAL	12 Months Ended
Dec. 31, 2013
GENERAL
NOTE 1:-	GENERAL

a.	Check Point Software Technologies Ltd. (“Check Point Ltd.”), an Israeli corporation, and its subsidiaries (collectively, the “Company” or “Check Point”), are engaged in developing, marketing and supporting software and combined hardware (appliance) and software products and subscriptions, by offering network security, data security and security management solutions for enterprise networks and service providers.

The Company operates in one reportable segment and its revenues are mainly derived from the sales of its network and data security products, including licenses, related software updates, maintenance and subscriptions. The Company sells its products worldwide primarily through multiple distribution channels (“channel partners”), including distributors, resellers, system integrators, Original Equipment Manufacturers (“OEMs”) and Managed Security Service Providers (“MSPs”).

b.	During 2011, 2012 and 2013, approximately 35%, 32% and 29% of the Company’s revenues were derived from two channel partners, respectively, 18%, 16% and 14% from one channel partner and 17%, 16% and 15%, from the other, respectively. Trade receivable balances from these two channel partners aggregated to $ 117,394 and $ 136,384 as of December 31, 2012 and 2013, respectively.